MANAGEMENT JUDGEMENT AND ASSUMPTIONS	12 Months Ended
Dec. 31, 2025
Management Judgement And Assumptions
MANAGEMENT JUDGEMENT AND ASSUMPTIONS

3.	MANAGEMENT JUDGEMENT AND ASSUMPTIONS

Significant estimates and assumptions

The preparation of consolidated financial statements in accordance with IFRS requires the Company to make estimates and assumptions about reported amounts at the date of the consolidated financial statements and in the future. The Company’s management reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the period in which the estimates are revised.

Share-based payments

The cost of share-based payment transactions with directors, officers and employees are measured by reference to the fair value of the equity instruments. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining and making assumptions about the most appropriate inputs to the valuation model including the expected life, volatility, risk-free interest rate, expected forfeiture rate and dividend yield.

Income taxes

Provisions for income taxes are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these income tax provisions at the end of each reporting period. However, it is possible that at some future date an additional liability could result from audits by tax authorities. Where the final outcome of these tax-related matters is different from the amounts that were initially recorded, such differences will affect the tax provisions in the period in which such determination is made. Deferred tax assets are recognized when it is determined that the Company is likely to recognize their recovery from the generation of taxable income.

Inventory

Inventory is valued at the lower of cost and net realizable value. Net realizable value is determined with reference to the estimated selling price less costs to sell. The Company estimates selling price based upon assumptions about future demand and current and anticipated retail market conditions. The future realization of these inventories may be affected by future technology or other market- driven changes that may reduce future selling prices.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2025

Expressed in Canadian Dollars

3.	MANAGEMENT JUDGEMENT AND ASSUMPTIONS (CONT’D)

Investments in Private companies

Where the fair value of investments in private companies recorded on the consolidated statement of financial position cannot be derived from active markets, they are determined using a variety of valuation techniques. The inputs to these models are derived from observable market data where possible, but where observable market data is not available, judgment is required to establish fair value and this value may not be indicative of the eventual recoverable value.

Expected credit losses on trade receivables and notes receivable

Amounts included in expected credit losses reflect the lifetime expected credit losses for trade receivables. Management determines allowances based on best estimates of future expected credit losses, considering historical credit loss experience, current economic conditions and forecasts of future economic conditions. Significant or unanticipated changes in economic conditions could impact the magnitude of future expected credit losses.

Useful lives of equipment and intangible assets

Estimates of the useful lives of equipment and intangible assets are based on the period over which the assets are expected to be available for use. The estimated useful lives are reviewed annually and are updated if expectations differ from previous estimates due to physical wear and tear, technical or commercial obsolescence, and legal or other limits on the use of the relevant assets. In addition, the estimation of the useful lives of the relevant assets may be based on internal technical evaluation and experience with similar assets. It is possible, however, that future results of operations could be materially affected by changes in the estimates brought about by changes in the factors mentioned above. The amounts and timing of recorded expenses for any period would be affected by changes in these factors and circumstances. A reduction in the estimated useful lives of the equipment would increase the recorded expenses and decrease the non-current assets.

Significant judgments

The preparation of consolidated financial statements in accordance with IFRS requires the Company to make judgments, apart from those involving estimates, in applying accounting policies. The most significant judgments applied to the Company’s consolidated financial statements include:

−	The assessment of the Company’s ability to continue as a going concern and whether there are events or conditions that may give rise to significant uncertainty;
−	the classification of financial instruments;
−	the assessment of revenue recognition using the five-step approach under IFRS 15; and
−	the determination of the functional currency of each entity in the group.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2025

Expressed in Canadian Dollars